UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21178

Name of Fund: BlackRock Municipal Income Quality Trust (BYM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 3.8%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$3,800	$3,864,790
Birmingham Airport Authority, RB (AGM), 5.50%, 7/01/40	5,800	5,878,300
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,590,157
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	2,800	2,256,716

		13,589,963

Arizona — 0.6%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,500	1,519,275
5.25%, 10/01/28	650	664,027

		2,183,302

California — 29.2%
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	632,206
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, First Lien, Series A (AMBAC), 5.00%, 1/01/28 (a)	10,100	12,106,769
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM):
5.58%, 8/01/31 (b)	7,450	6,439,780
5.40%, 8/01/36 (c)	4,200	799,764
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,100	1,098,581
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1 (a):
6.63%, 6/01/13	6,500	7,269,535
6.75%, 6/01/13	14,500	16,252,615
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	4,000	3,565,840
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC), 5.00%, 10/01/33	17,500	17,744,825
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
5.15%, 8/01/31	13,575	3,595,203
5.16%, 8/01/32	14,150	3,447,223

Municipal Bonds	Par (000)	Value

California (concluded)
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/31	$2,500	$2,583,225
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,700	2,730,672
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.85%, 7/01/38 (c)	2,000	337,400
San Francisco City & County Public Utilities Commission, Refunding RB, Series A (AGM), 5.00%, 11/01/31	15,000	15,034,500
San Joaquin Hills Transportation Corridor Agency California, Refunding RB, CAB, Series A (NPFGC), 5.50%, 1/15/31 (c)	53,000	8,496,960
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,350	2,395,825

		104,530,923

Colorado — 0.3%
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	960	990,749

District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	8,745,795

Florida — 15.4%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	2,000	2,017,560
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,000	3,027,360
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	6,750	6,986,048
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,800	2,770,348
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.25%, 10/01/38 (c)	25,520	3,800,438
Jackson Health System (AGC), 5.75%, 6/01/39	2,300	2,366,171
Water & Sewer System (AGM), 5.00%, 10/01/39	10,100	10,144,238

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
County of Miami-Dade Florida, Refunding RB (AGM), 5.00%, 7/01/35	$1,300	$1,296,334
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3, 5.45%, 7/01/33	4,020	4,087,536
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	7,500	7,715,850
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	2,135	2,172,042
Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,090	6,242,433
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	300	296,850
Tohopekaliga Water Authority, RB Refunding, Series A, 5.25%, 10/01/36	2,000	2,056,080

		54,979,288

Georgia — 2.6%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	7,500	8,336,775
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System Series D (AGM), 5.50%, 7/01/41	900	899,955

		9,236,730

Hawaii — 1.4%
Hawaii State Harbor, RB, Series A, 5.50%, 7/01/35	5,000	5,081,900

Illinois — 4.7%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,500	2,578,875
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	600	610,368
City of Chicago Illinois, RB, Series A (AGC), 5.00%, 1/01/38	7,310	7,245,964
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,475	1,503,586
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/27	2,500	2,591,450
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	712,116
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,400	1,409,086

		16,651,445

Indiana — 2.1%
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	2,050	2,000,759
Series B, 5.75%, 1/01/34	450	457,299

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
(AGC), 5.50%, 1/01/38	$2,000	$2,064,920
(NPFGC), 5.50%, 7/01/20	2,630	3,013,059

		7,536,037

Iowa — 1.4%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,000	5,116,550

Kentucky — 0.4%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,575,150

Louisiana — 2.2%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	7,500	7,723,500

Michigan — 2.9%
City of Detroit Michigan, RB:
Senior Lien, Series A (NPFGC), 5.00%, 7/01/30	1,000	939,080
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	2,480	2,240,878
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,900	2,945,704
System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	100	92,596
City of Detroit Michigan, Refunding RB, Second Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,136,320
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	465	456,114
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41 (d)	400	417,604

		10,228,296

Nebraska — 1.2%
Nebraska Investment Finance Authority, Refunding RB, Series A:
5.90%, 9/01/36	2,450	2,545,256
6.05%, 9/01/41	1,805	1,855,359

		4,400,615

Nevada — 1.6%
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	4,100	3,988,316
System, Subordinate Lien, Series C (AGM), 5.00%, 7/01/26	1,650	1,668,513

		5,656,829

New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	3,000	3,067,260

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York — 2.4%
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	$1,950	$2,060,370
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,426,256
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 140th Series, 5.00%, 12/01/34	5,000	5,122,250

		8,608,876

North Carolina — 0.7%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	2,875	2,388,809

Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	668,676
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,125	1,070,190

		1,738,866

Pennsylvania — 0.2%
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor, License Fund, Series A, 6.00%, 12/01/36	625	694,275

Puerto Rico — 1.6%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	5,300	5,594,203

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	2,625	2,854,714

South Carolina — 1.5%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	267,964
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,061,000

		5,328,964

Tennessee — 3.4%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM) (c):
5.88%, 1/01/23	9,260	4,828,905
5.90%, 1/01/24	8,500	4,163,810
5.91%, 1/01/25	6,850	3,156,480

		12,149,195

Texas — 27.3%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/34	4,165	4,320,438

Municipal Bonds	Par (000)	Value

Texas (concluded)
City of San Antonio Texas, Refunding RB (NPFGC):
5.13%, 5/15/29	$9,250	$9,574,952
5.13%, 5/15/34	10,000	10,196,800
Comal ISD, GO, School Building (PSF- GTD), 5.00%, 2/01/36	2,500	2,563,575
Coppell ISD Texas, GO, Refunding, CAB (PSF-GTD), 5.64%, 8/15/30 (c)	10,030	4,117,516
County of Harris Texas, GO (NPFGC) (c):
5.57%, 8/15/25	7,485	4,204,175
5.60%, 8/15/28	10,915	5,067,180
County of Harris Texas, Refunding RB, Senior Lien, Toll Road (AGM), 5.00%, 8/15/30	5,510	5,533,252
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (c):
CAB, Junior Lien, Series H, 5.93%, 11/15/38	5,785	726,770
CAB, Junior Lien, Series H, 5.95%, 11/15/39	6,160	717,578
Third Lien, Series A-3, 5.97%, 11/15/38	16,890	2,121,891
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.67%, 8/15/24 (c)	3,815	2,092,947
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,980	3,102,716
North East ISD Texas, GO, School Building, Series A, 5.00%, 8/01/37	1,500	1,547,235
North Texas Tollway Authority, Refunding RB, First Tier,:
Series A, 6.00%, 1/01/28	625	669,712
System (NPFGC), 5.75%, 1/01/40	23,050	23,123,760
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	20,000	17,755,400

		97,435,897

Washington — 3.9%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series C (AMBAC), 5.13%, 7/01/33	3,655	3,672,215
County of King Washington, Refunding RB (AGM), 5.00%, 1/01/36	2,200	2,227,742
Washington Health Care Facilities Authority, RB:
MultiCare Health Care, Series C (AGC), 5.50%, 8/15/43	6,400	6,444,800
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	946,380
Providence Health & Services, Series A, 5.25%, 10/01/39	675	663,228

		13,954,365

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,500	1,495,950

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Total Municipal Bonds – 115.7%		$413,538,446

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 0.4%
Phoenix Civic Improvement Corp., RB, Junior Lien, Series A, 5.00%, 7/01/34	$1,300	1,349,842

California — 10.8%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	3,379	3,285,159
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	7,875,680
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,578,075
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	5,000	5,044,550
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	449	463,690
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,870	4,946,605
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	10,000	9,485,400

		38,679,159

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,080	1,200,701

Florida — 4.0%
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/37	5,000	5,015,800
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,999	3,077,025
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	6,000	6,048,480

		14,141,305

Hawaii — 2.8%
Honolulu City & County Board of Water Supply, RB, Series A (FGIC), 5.00%, 7/01/33	10,000	10,162,200

Illinois — 8.7%
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,432,640
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	4,499	4,611,224

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Illinois (concluded)
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A (NPFGC), 5.00%, 12/15/28	$24,010	$24,106,280

		31,150,144

Massachusetts — 3.8%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	12,987	13,433,977

Nevada — 1.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	4,197	4,503,097
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,024	2,218,567

		6,721,664

New York — 4.7%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	4,494	4,863,606
Metropolitan Transportation Authority, RB, Series A (NPFGC), 5.00%, 11/15/31	7,002	7,105,203
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,702,950

		16,671,759

Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	620	635,407

South Carolina — 0.2%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	600	640,152

Texas — 2.8%
Northside ISD Texas, GO, School Building (PSF-GTD), 5.13%, 6/15/29	9,500	10,132,604

Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/36	5,000	5,134,150

Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	410,060

Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,608,338

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 43.1%		154,071,462

Total Long-Term Investments (Cost – $573,034,916) – 158.8%		567,609,908

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

New York— 0.5%
City of New York New York, GO, VRDN, Sub-Series A-6 (AGM Insurance, Dexia Credit Local SBPA), 0.45%, 6/01/11 (f)	$1,700	$1,700,000

	Shares

Money Market Fund — 0.6%
FFI Institutional Tax-Exempt Fund, 0.11% (g)(h)	1,990,573	1,990,573

Total Short-Term Securities (Cost – $3,690,573) – 1.1%		3,690,573

Total Investments (Cost – $576,725,489*) – 159.9%		571,300,481
Other Assets Less Liabilities – 1.5%		5,467,236
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (23.0)%		(82,186,514)
Preferred Shares, at Redemption Value – (38.4)%		(137,252,676)

Net Assets Applicable to Common Shares – 100.0%		$357,328,527

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$494,598,808

Gross unrealized appreciation	$16,971,156
Gross unrealized depreciation	(22,383,995)

Net unrealized depreciation	$(5,412,839)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Merrill Lynch & Co., Inc.	$417,604	$368

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

FFI Institutional Tax-Exempt Fund	9,416,737	(7,426,164)	1,990,573	$7,918

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

195	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$23,110,176	$(1,075,917)
90	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$11,019,907	(14,937)

Total					$(1,090,854)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$567,609,908	—	$567,609,908
Short-Term Securities	$1,990,573	1,700,000	—	3,690,573

Total	$1,990,573	$569,309,908	—	$571,300,481

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate Contracts	$(1,090,854)	—	—	$(1,090,854)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Quality Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Quality Trust

Date: July 26, 2011